FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Assets
Short-term investments		$ 25,829,000	$ 84,081,000	$ 8,127,000
Debt instruments
Fair Value	12,500,000	17,500,000	21,600,000	25,100,000
Carrying value of long-term debt	11,503,000	15,918,000	20,494,000	25,124,000
Assets and liabilities measured at fair value on a recurring basis | Level 1
Assets
Cash equivalents	171,300,000	266,842,000	129,756,000	178,893,000
Total assets measured at fair value	171,300,000	266,842,000	129,756,000	178,893,000
Assets and liabilities measured at fair value on a recurring basis | Level 2
Assets
Current derivative assets	3,779,000	7,466,000	11,428,000	18,106,000
Non-current derivative assets	3,713,000
Total assets measured at fair value	7,492,000	33,295,000	95,509,000	26,233,000
Liabilities
Current derivative liabilities	6,839,000	7,522,000	3,193,000	17,933,000
Non-current derivative liabilities	6,498,000	6,164,000	4,748,000
Total liabilities measured at fair value	13,337,000	13,686,000	7,941,000	17,933,000
Assets and liabilities measured at fair value on a recurring basis | Total
Assets
Cash equivalents	171,300,000	266,842,000	129,756,000	178,893,000
Current derivative assets	3,779,000	7,466,000	11,428,000	18,106,000
Non-current derivative assets	3,713,000
Total assets measured at fair value	178,792,000	300,137,000	225,265,000	205,126,000
Liabilities
Current derivative liabilities	6,839,000	7,522,000	3,193,000	17,933,000
Non-current derivative liabilities	6,498,000	6,164,000	4,748,000
Total liabilities measured at fair value	13,337,000	13,686,000	7,941,000	17,933,000
Short-term investments - tax exempt bonds | Assets and liabilities measured at fair value on a recurring basis | Level 2
Assets
Short-term investments		25,829,000	48,081,000
Short-term investments - tax exempt bonds | Assets and liabilities measured at fair value on a recurring basis | Total
Assets
Short-term investments		25,829,000	48,081,000
Short-term investments -U.S. government agency | Assets and liabilities measured at fair value on a recurring basis | Level 2
Assets
Short-term investments			36,000,000	8,127,000
Short-term investments -U.S. government agency | Assets and liabilities measured at fair value on a recurring basis | Total
Assets
Short-term investments			$ 36,000,000	$ 8,127,000